Segment Information - Schedule of Financial Performance Measures of the Balance Sheet (Details)	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 HKD ($)
Condensed Financial Statements, Captions [Line Items]
Total assets	$ 80,042,771	$ 10,196,663	$ 57,047,028
Total liabilities	(62,025,824)	(7,901,479)	(47,143,875)
Net assets	$ 18,016,947	$ 2,295,184	$ 9,903,153